FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):	811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	PRINCIPLED EQUITY
MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	20 WILLIAM STREET
WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE	CHRISTOPHER Y. WILLIAMS
5072 ANNUNCIATION CIRCLE
SUITE 317
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:	(239) 304-1679

DATE OF REPORTING PERIOD:	MARCH 31, 2014

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	COMMON STOCK -- 99.74%
	CONSUMER DISCRETIONARY -- 12.82%
	Auto Components Industry -- 0.29%
2,200	Johnson Controls Incorporated	104,104

	Automobiles Industry -- 0.68%
10,100	Ford Motor Company	157,560
1,244	Harley-Davidson Incorporated	82,863
		240,423

	Distributors Industry -- 0.65%
2,633	Genuine Parts Company	228,676

	Household Durables Industry -- 0.46%
1,200	D.R. Horton Incorporated	25,980
982	Newell Rubbermaid Incorporated	29,362
1,300	Stanley Black Decker Incorporated	105,612
		160,954

	Hotels Restaurants & Leisure Industry -- 2.10%
700	Darden Restaurants Incorporated	35,532
4,200	McDonalds Corporation	411,726
2,800	Starbucks Corporation	205,464
1,200	Yum! Brand Incorporated	90,468
		743,190

	Internet & Catalog Retail Industry -- 0.55%
163	Priceline.com Incorporated	194,278

	Media Industry -- 3.38%
9,050	Comcast Corp. Class A	452,862
2,800	DirecTV Group Incorporated	213,976
853	Gannett Incorporated	23,543
1,765	Mcgraw Hill Financial Incorporated	134,669
2,400	Omnicom Group	174,240
1,414	Time Warner Cable Class A	193,973
		1,193,263

	Multiline Retail Industry -- 0.85%
800	Kohls Corp	45,440
1,828	Macy's Group Incorporated	108,382
2,400	Target Corp	145,224
		299,046

	Specialty Retail Industry -- 3.25%
2,100	American Eagle Outfitters Incorporated	25,704
954	AutoNation Incorporated	50,781
975	Best Buy	25,750
100	Foot Locker Incorporated	4,698
5,269	Home Depot Incorporated	416,936
1,300	L Brands Incorporated	73,801
4,560	Lowe's Companies Incorporated	222,984
600	Murphy USA Incorporated	24,354
1,000	Office Depot Incorporated	4,130
1,950	Staples Incorporated	22,113
3,000	TJX Companies Incorporated	181,950
1,100	Tiffany & Company	94,765
		1,147,966

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Textiles Apparel & Luxury Goods Industry -- 0.61%
800	Coach Incorporated	39,728
2,400	Nike Incorporated	177,264
		216,992

	CONSUMER DISCRETIONARY TOTAL	4,528,892

	CONSUMER STAPLES -- 10.13%
	Beverages Industry -- 2.98%
14,000	Coca Cola Company	541,240
2,000	Coca Cola Enterprises	95,520
5,000	Pepsico Incorporated	417,500
		1,054,260

	Food & Staples Retailing Industry -- 3.16%
4,736	CVS/Caremark Corporation	354,537
1,700	Costco Wholesale Corporation	189,856
1,800	Safeway Incorporated	66,492
6,000	Sysco Corporation	216,780
3,443	Walgreen Company	227,341
1,200	Whole Foods Market Incorporated	60,852
		1,115,858

	Food Products Industry -- 1.91%
1,100	Campbell Soup Company	49,368
5,511	General Mills Incorporated	285,580
1,645	Hershey Co./ The	171,738
2,700	Kellogg Company	169,317
		676,003

	Household Products Industry -- 1.94%
8,500	Procter & Gamble Company	685,100

	Personal Products Industry -- 0.14%
3,300	Avon Products Incorporated	48,312

	CONSUMER STAPLES TOTAL	3,579,533

	ENERGY -- 9.87%
	Energy Equipment & Services Industry -- 2.19%
1,598	Cameron International Corporation	98,708
1,800	ERA Group Incorporated	52,758
1,500	Ensco PLC Class A	79,170
700	FMC Technologies Incorporated	36,603
3,119	Halliburton Company	183,678
2,800	Nabors Industries Limited	69,020
1,808	National Oilwell Varco Incorporated	140,789
900	Noble Corporation PLC	29,466
498	Rowan Companies Incorporated	16,773
795	Seacor Holdings Incorporated	68,704
		775,669

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Oil Gas & Consumable Fuels Industry -- 7.68%
1,857	Anadarko Petroleum Corporation	157,399
2,144	Apache Corporation	177,845
1,300	Cabot Oil & Gas Corp.	44,044
3,400	Chesapeake Energy	87,108
425	Cimarex Energy Co.	50,622
2,201	Devon Energy Corporation	147,313
1,088	EOG Resources	213,433
600	EQT Corporation	58,182
2,100	Hess Corporation	174,048
700	Hollyfrontier Corporation	33,306
4,107	Kinder Morgan	133,436
6,000	Marathon Oil Company	213,120
2,170	Marathon Petroleum Corporation	188,877
2,400	Murphy Oil Corporation	150,864
900	Newfield Exploration Company	28,224
2,600	Noble Energy Incorporated	184,704
2,000	Peabody Energy Corporation	32,680
463	Pioneer Natural	86,646
763	Range Resources Corporation	63,306
2,074	Southwestern Energy Company	95,425
6,300	Spectra Energy	232,722
3,900	Williams Companies Incorporated	158,262
		2,711,566

	ENERGY TOTAL	3,487,235

	FINANCIALS -- 15.87%
	Capital Markets Industry -- 3.97%
856	Ameriprise Financial Incorporated	94,220
6,430	Bank of New York Mellon Corporation	226,915
385	Blackrock Incorporated	121,075
1,800	Franklin Resources Incorporated	97,524
1,700	Goldman Sachs Group	278,545
900	Janus Capital Group Incorporated	9,783
5,540	Morgan Stanley	172,682
1,100	Northern Trust Corporation	72,116
87	Piper Jaffray Companies	3,984
800	Price T Rowe Group Incorporated	65,880
5,650	Schwab (Charles) Corporation	154,414
1,500	State Street Corp	104,325
		1,401,463

	Commercial Banks Industry -- 3.34%
3,900	BB&T Corporation	156,663
1,100	Comerica Incorporated	56,980
2,485	Fifth Third Bankcorp	57,056
2,640	Keycorp	37,594
1,100	M & T Bank Corp.	133,430
3,222	PNC Financial Services Group	280,314
2,200	Suntrust Banks	87,538
1,300	Synovus Financial Corporation	4,407
8,540	US Bankcorp	366,024
		1,180,006

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Consumer Finance Industry -- 1.19%
2,785	American Express Company	250,734
2,913	Discover Financial Services	169,507
		420,241

	Diversified Financial Services Industry -- 1.28%
1,000	CME Group Incorporated	74,020
7,244	Citigroup Incorporated	344,814
2,900	Federal Home Loan Mortgage Association	11,194
5,500	Federal National Mortgage Association	21,450
		451,478

	Insurance Industry -- 4.98%
2,000	AFLAC Incorporated	126,080
1,710	Ace Limited	169,393
2,900	Allstate Corporation	164,082
1,800	Chubb Corporation	160,740
1,061	Cincinnati Financial	51,628
1,000	Erie Indemnity Company Class A	69,760
1,400	Hartford Financial Services Group	49,378
950	Lincoln National Corporation	48,137
600	MBIA Incorporated	8,394
1,500	MGIC Investment Corporation	12,780
2,400	Marsh and Mclennan Companies	118,320
3,100	MetLife Incorporated	163,680
5,400	Progressive Corporation	130,788
1,037	Prudential Financial	87,782
800	Renaissancere Holdings Limited	78,080
3,213	Travelers Companies, Inc. / The	273,426
1,300	Unum Group	45,903
		1,758,351

	Real Estate Investment Trusts (REITs) Industry -- 1.11%
1,700	Plum Creek Timber Company	71,468
2,100	ProLogis Inc. REIT	85,743
1,435	Simon Property Group Incorporated	235,340
		392,551

	FINANCIALS TOTAL	5,604,090

	HEALTH CARE -- 12.35%
	Biotechnology Industry -- 3.40%
3,660	Amgen Incorporated	451,424
1,006	Biogen Idec Incorporated	307,705
5,039	Gilead Sciences Incorporated	357,064
279	Regeneron Pharmaceuticals	83,778
		1,199,971

	Health Care Equipment & Supplies Industry -- 1.72%
1,400	Carefusion Corporation	56,308
1,679	Hill Rom Holdings Incorporated	64,708
7,905	Medtronic Incorporated	486,474
		607,490

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Health Care Providers & Services Industry -- 3.43%
3,683	Amerisourcebergen Corp	241,568
2,800	Cardinal Health Incorporated	195,944
3,590	Express Scripts Holdings Co.	269,573
1,411	McKesson Corporation	249,140
4,400	Quest Diagnostics Incorporated	254,848
		1,211,073

	Pharmaceuticals Industry -- 3.80%
12,200	Abbott Laboratories	469,822
12,200	Abbvie Incorporated	627,080
1,989	Allergan Incorporated	246,835
		1,343,737

	HEALTH CARE TOTAL	4,362,271

	INDUSTRIAL -- 10.79%
	Air Freight & Logistics Industry -- 1.57%
1,599	Fedex Corporation	211,963
3,530	United Parcel Service	343,752
		555,715

	Airlines Industry -- 0.34%
5,150	Southwest Airlines Company	121,592

	Commercial Services & Supplies Industry -- 0.58%
224	Deluxe Corporation	11,753
3,029	Pitney Bowes Incorporated	78,724
3,300	Republic Services Group	112,728
		203,205

	Electrical Equipment Industry -- 1.11%
4,200	Emerson Electric Company	280,560
904	Rockwell Automation Incorporated	112,593
		393,153

	Industrial Conglomerates Industry -- 1.42%
3,700	3M Company	501,942

	Machinery Industry -- 2.76%
970	Cummins Incorporated	144,520
2,500	Deere and Company	227,000
1,587	Flowserve Corporation	124,326
3,385	Illinois Tool Works Incorporated	275,302
48	Kadant Incorporated	1,751
2,300	Paccar Incorporated	155,112
400	Snap On Incorporated	45,392
		973,403

	Road & Rail Industry -- 2.44%
7,200	CSX Corporation	208,584
2,404	Norfolk Southern Corporation	233,597
2,237	Union Pacific Corporation	419,795
		861,976

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Trading Companies & Distributors Industry -- 0.57%
617	Grainger, WW Incorporated	155,891
472	United Rentals	44,812
		200,703

	INDUSTRIAL TOTAL	3,811,689

	INFORMATION TECHNOLOGY -- 19.29%
	Communications Equipment Industry -- 2.38%
15,177	Cisco Systems Incorporated	340,268
587	JDS Uniphase	8,218
2,200	Juniper Networks	56,672
1,185	Motorola Solutions Incorporated	76,184
4,577	Qualcomm Incorporated	360,942
		842,284

	Computers & Peripherals Industry -- 4.61%
2,062	Apple Incorporated	1,106,758
7,400	EMC Corporation	202,834
5,130	Hewlett Packard Company	166,007
397	Lexmark International	18,377
1,500	Netapp Incorporated	55,350
600	Qlogic Corp	7,650
786	Western Digital	72,170
		1,629,146

	Electronic Equipment Instruments & Components Industry -- 0.15%
1,800	Ingram Micro Incorporated	53,208

	Internet Software & Services Industry -- 2.66%
3,400	EBay Incorporated	187,816
673	Google Inc Class A	750,065
		937,881

	IT Services Industry -- 3.68%
1,740	Accenture Limited	138,713
3,100	Automatic Data Processing Incorporated	239,506
2,400	Cognizant Tech Solutions Class A	121,440
1,140	Fidelity National Information Services	60,933
1,200	Fiserv Incorporated	68,028
3,000	MasterCard Corporation	224,100
1,500	Paychex Incorporated	63,900
629	Total System Services Incorporated	19,128
1,400	Visa Incorporated Class A	302,204
3,685	Western Union Company	60,286
		1,298,238

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Semiconductors & Semiconductor Equipment Industry -- 3.55%
1,800	Altera Corporation	65,232
2,200	Analog Devices Incorporated	116,908
5,900	Applied Materials Incorporated	120,478
1,800	Broadcom Corporation Class A	56,646
14,472	Intel Corporation	373,522
1,000	KLA-Tencor Corporation	69,140
1,800	LSI Corporation	19,926
450	Lam Research Corporation	24,750
2,200	Micron Technology Incorporated	52,052
2,700	Nvidia Corp	48,357
4,800	Texas Instruments	226,368
1,500	Xilinx Incorporated	81,405
		1,254,784

	Software Industry -- 2.26%
1,600	Adobe Systems Incorporated	105,184
2,550	CA Incorporated	78,999
400	Citrix Systems Incorporated	22,976
3,000	Compuware Corporation	31,500
11,649	Oracle Corporation	476,561
4,149	Symantec Corporation	82,855
		798,075

	INFORMATION TECHNOLOGY TOTAL	6,813,616

	MATERIALS -- 2.87%
	Chemicals Industry -- 1.57%
600	Airgas Incorporated	63,906
530	International Flavors and Fragrances	50,705
1,723	Mosaic Company/The	86,150
2,695	Praxair Incorporated	352,964
		553,725

	Construction Materials Industry -- 0.21%
1,100	Vulcan Material Co.	73,095

	Containers & Packaging Industry -- 1.02%
2,802	Aptargroup Incorporated	185,212
1,800	Bemis Company Incorporated	70,632
1,450	Owens-Illinois Incorporated	49,054
1,721	Sealed Air Corporation	56,569
		361,467

	Metals & Mining Industry -- 0.07%
1,259	Cliffs Natural Resources Incorporated	25,759

	MATERIALS TOTAL	1,014,046

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

		Market
Quantity	Security	Value

	TELECOMMUNICATION SERVICES -- 3.16%
	Diversified Telecommunication Services Industry -- 2.79%
15,231	A T & T Corporation	534,151
874	Centurylink Incorporated	28,702
2,256	Frontier Communications Corporation	12,882
8,643	Verizon Communications	411,148
		986,883

	Wireless Telecommunication Services Industry -- 0.37%
1,600	American Tower Corporation	130,992

	TELECOMMUNICATION SERVICES TOTAL	1,117,875

	UTILITIES -- 2.59%
	Electric Utilites Industry -- 0.86%
6,691	Northeast Utilities	304,441

3,014	Atmos Energy Corporation	142,050
3,176	UGI Corporation	144,857
2,572	WGL Holdings	103,034
		389,941

	Multi-Utilities Industry -- 0.32%
4,800	CenterPoint Energy Incorporated	113,712

	Water Utilities Industry -- 0.31%
2,434	American Water Works Company	110,504

	UTILITIES TOTAL	918,598

	Total Common Stocks (cost $17,082,245)	35,237,845

	CASH, RECEIVABLES & LIABILITIES -- 0.26%
	Cash & Other Assets Less Liabilities	89,949

	Total Net Assets	35,327,794

PRINCIPLED EQUITY MARKET FUND
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)

1. Significant Accounting Policies:

Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust’s management believes will contribute to the achievement of the Trust’s objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases “acceptable” securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America’s investment company industry.

A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. Investment Securities-- For financial reporting purposes, the Trust’s investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period.  The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value.
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.  The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings, when applicable.

C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.
1

PRINCIPLED EQUITY MARKET FUND
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2014
(Unaudited)
(Continued)

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for the taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position.  Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns.

The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense.  No such interest and penalties have been accrued as of December 31, 2013.

D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

E. Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Shareholders may reinvest net investment income and capital gain distributions in additional shares of the Trust at the net asset value as of ex-dividend date or, at the election of the shareholder, receive distributions in cash.  For tax purposes, distributions from net short-term capital gains are considered to be from ordinary income.

F.  Recent Accounting Pronouncements-- In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.  Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the Trust, management does not expect the adoption of these ASUs to have any effect on the Trust.  In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Trust, management does not expect the adoption of the ASU to have an effect on the Trust.

2. Securities Valuations:

As described in Note 1, the Trust utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical investments.

Level 2- Other significant observable inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
2

Level 3- Significant unobservable inputs, to the extent relevant observable inputs are not available; representing the Trust’s own assumptions about the assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Trust's investments measured at fair value as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,528,892	$--	$--	$4,528,892
Consumer Staples	3,579,533	--	--	3,579,533
Energy	3,487,235	--	--	3,487,235
Financials	5,604,090	--	--	5,604,090
Health Care	4,362,271	--	--	4,362,271
Industrial	3,811,689	--	--	3,811,689
Information Technology	6,813,616	--	--	6,813,616
Materials	1,014,046	--	--	1,014,046
Telecommunication Services	1,117,875	--	--	1,117,875
Utilities	918,598	--	--	918,598
Total Common Stocks	$35,237,845	$--	$--	$35,237,845

3. Tax Basis of Investments:

At March 31, 2014 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010, 2012 and 2013. The federal income tax basis of the Trust’s investments at March 31, 2014 was $17,097,106. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $18,809,772.

Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $669,033.

Net unrealized appreciation in investments for tax purposes at March 31, 2014 was $18,140,739.

The Trust had no post-October capital losses that it is going to defer for the year ended December 31, 2013.

The Trust also has $504, $26 and $14,331 in disallowed losses due to wash sales during 2010, 2012 and 2013, respectively.  These disallowed losses were added to the tax cost basis of the securities that were repurchased.  These losses will be used to offset future gains on these securities.

3